Business Combination (Details Narrative) ₨ in Thousands, $ in Thousands			12 Months Ended
		Jul. 31, 2017 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Feb. 08, 2019 INR (₨) item	Aug. 04, 2017 INR (₨)
Disclosure of detailed information about business combination [line items]
Other current financial liabilities				₨ 1,342,337			$ 1,288	₨ 94,185
Travel Co. In. Limited [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date					₨ 7,231
Profit (loss) of acquiree since acquisition date					1,549
IFRS Business Acquisition, Cost Of Acquired Entity, Transaction Costs					6,142
Additional recognition, goodwill					₨ 53,913
Travel Co. In. Limited [member] | Yatra Online Private Limited [member]
Disclosure of detailed information about business combination [line items]
Cash transferred									₨ 58,276
Business Combination, Number of Corporate Clients Acquired | item									100
Consideration transferred, acquisition-date fair value									₨ 58,276
Air Travel Bureau Limited [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date						₨ 560,968
Profit (loss) of acquiree since acquisition date						7,586
IFRS Business Acquisition, Cost Of Acquired Entity, Transaction Costs						5,943
Consideration transferred, acquisition-date fair value		₨ 1,120,510
Other current financial liabilities		509,999
Additional recognition, goodwill						307,520
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables						₨ 18,141
Additional liabilities, contingent liabilities recognised in business combination	[1]		₨ 800,000
Air Travel Bureau Limited [member] | Yatra Online Private Limited [member]
Disclosure of detailed information about business combination [line items]
Cash transferred										₨ 510,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			800,000	₨ 1,190,000
Additional liabilities, contingent liabilities recognised in business combination			₨ 390,000
Performance Linked Bonus [member] | Scenario Adjustment [member]
Disclosure of detailed information about business combination [line items]
Measurement Period Adjustments Recognised, Increase (Decrease) In Net Assets		92,734
Measurement Period Adjustments Recognised, Increase (Decrease) In Goodwill		92,734
Additional recognition, goodwill		307,520
Fair value of acquired receivables		1,425,036
Gross contractual amounts receivable for acquired receivables		₨ 1,442,300

[1]	On October 14, 2019, Yatra India and ATB entered into a Settlement and Amendment Agreement, or Settlement Agreement, with Mr. Sunil Narain, or Mr. Narain, and ATB Finance and Investment Private Limited, or ATB Finance and, together with Mr. Narain, the Sellers, pursuant to which Yatra India, ATB and the Sellers, or collectively, the Parties, have agreed, subject to the conditions set forth in the Settlement Agreement, to settle any and all disputes and claims arising from or relating to the ATB Share Purchase Agreement and also to amend certain terms of the ATB Share Purchase Agreement.